Age Analysis of Past Due Finance Receivables (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 4,031,792		¥ 4,027,678
Retail | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	21,118
Retail | 30-59 days past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	14,127
Retail | 30-59 days past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,325
Retail | 30-59 days past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,666
Direct financing leases | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,375
Wholesale | Wholesale flooring | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	125
Wholesale | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	125
30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	22,618
Retail | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,684
Retail | 60-89 days past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,625
Retail | 60-89 days past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	591
Retail | 60-89 days past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	468
Direct financing leases | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	179
Wholesale | Wholesale flooring | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	38
Wholesale | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	38
60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,901
Retail | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,560
Retail | 90 days and greater past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,191
Retail | 90 days and greater past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	474
Retail | 90 days and greater past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	895
Direct financing leases | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	584
Wholesale | Wholesale flooring | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	273
Wholesale | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	273
90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,417
Retail | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	28,362
Retail | Total past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	18,943
Retail | Total past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	6,390
Retail | Total past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,029
Direct financing leases | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,138
Wholesale | Wholesale flooring | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	436
Wholesale | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	436
Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	30,936
Retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,339,652	[1]
Retail | Current | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,762,373	[1]
Retail | Current | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	421,605	[1]
Retail | Current | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	155,674	[1]
Direct financing leases | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	359,998	[1]
Wholesale | Wholesale flooring | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	267,090	[1]
Wholesale | Commercial loans | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	34,116	[1]
Wholesale | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,206	[1]
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,000,856	[1]
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,368,014		3,246,493
Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,781,316
Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	427,995
Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	158,703
Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	362,136		449,459
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,642
Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	267,526		301,418
Wholesale | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 34,116		¥ 30,308

[1]	Includes recorded investment of finance receivables that are less than 30 days past due.